5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	$1,325	$1,548,448

		$1,548,448

Education — 4.1%
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	$200	$236,514
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	683,955
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	319,610
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	327,126
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	363,612
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	370,248
Colorado School of Mines, 4.00%, 12/1/34	890	1,004,365
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,037,111
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,209,530
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	876,945
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	615,464
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 1.20%, 8/15/34(1)	5,000	5,000,000
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,132,410
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	216,290
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.10%, 8/15/36(2)	5,000	5,000,000
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	908,730
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	901,800
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,198,730
University of New Mexico, (SPA: U.S. Bank, N.A.), 1.16%, 6/1/26(2)	4,500	4,500,000
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,242,065
Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,326,746
Western Michigan University, 5.00%, 11/15/24	300	353,277

		$28,824,528

Electric Utilities — 2.7%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,182,590
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	435,460
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,186,640
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,191,110
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	296,395
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	116,258
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	886,329
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	608,145
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.19%, 10/1/33(2)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	586,235

Security	Principal Amount (000’s omitted)	Value
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$125	$138,036
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	351,990
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	304,572
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	290,923
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	290,025
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	289,228
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	352,077
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	468,396
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,305,360
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,740,990
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,159,560
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	347,019
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	290,235

		$18,817,573

General Obligations — 27.8%
Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$806,764
Addison, TX, 5.00%, 2/15/26	270	303,485
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,265	2,593,493
Anchorage, AK, 5.00%, 9/1/24	250	293,863
Anchorage, AK, 5.00%, 9/1/25	100	120,752
Anchorage, AK, 5.00%, 9/1/27	780	935,860
Austin, TX, 5.00%, 9/1/30	3,085	4,003,065
Belding Area Schools, MI, 5.00%, 5/1/28	250	301,208
Belding Area Schools, MI, 5.00%, 5/1/30	250	299,423
Birmingham, AL, 5.00%, 12/1/25	1,050	1,271,382
Birmingham, AL, 5.00%, 12/1/27	2,460	3,095,910
Burlington, VT, 5.00%, 11/1/25	300	358,911
Burlington, VT, 5.00%, 11/1/26	150	183,320
California, 4.00%, 9/1/26	320	376,608
California, 5.00%, 8/1/24	1,390	1,637,684
California, 5.00%, 8/1/26	2,010	2,431,557
California, 5.00%, 8/1/28	2,000	2,578,740
California, 5.00%, 8/1/32	1,590	1,930,387
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,061,150
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	689,060
Clark County, NV, 4.00%, 11/1/34	2,375	2,625,135
Collin County, TX, 5.00%, 2/15/25	1,605	1,908,441
Colonial School District, PA, 5.00%, 2/15/32	100	119,354
Colonial School District, PA, 5.00%, 2/15/33	200	238,090
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/32	650	784,771
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	350	418,982
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	757,594
Dallas, TX, 5.00%, 2/15/29	2,775	3,163,111
Dallas, TX, 5.00%, 2/15/31	3,615	3,996,166
Delaware, 5.00%, 2/1/29	1,000	1,280,870
Denton County, TX, 4.00%, 7/15/31	1,500	1,739,925
District of Columbia, 5.00%, 6/1/33	6,690	7,732,770
Douglas County School District No. Re-1, CO, 4.00%, 12/15/34	3,000	3,464,550
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	405,563
Dublin City School District, OH, 5.00%, 12/1/29	500	647,820

Security	Principal Amount (000’s omitted)	Value
Edgewood City School District, OH, 5.25%, 12/1/33	$500	$565,175
Edinburg, TX, 5.00%, 3/1/25	310	366,612
Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,396,699
Flower Mound, TX, 4.00%, 3/1/32	100	112,050
Flower Mound, TX, 5.00%, 3/1/27	510	619,543
Franklin County, OH, 4.25%, 12/1/35	1,250	1,357,400
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	446,156
Georgia, 5.00%, 2/1/32	1,000	1,233,850
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	605,745
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,032,843
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,227,570
Homewood, AL, 5.00%, 9/1/28	2,000	2,440,040
Homewood, AL, 5.00%, 9/1/29	2,000	2,428,660
Hudson City School District, OH, 4.00%, 12/1/32	100	112,022
Illinois, 5.00%, 10/1/26	3,650	4,185,637
Illinois, 5.00%, 2/1/27	2,730	3,124,867
Illinois, 5.00%, 1/1/28	5,655	6,343,213
Illinois, 5.00%, 3/1/28	2,000	2,105,680
Illinois, 5.00%, 4/1/29	1,190	1,299,159
Illinois, 5.00%, 3/1/34	6,000	6,274,860
Illinois, 5.00%, 3/1/35	5,000	5,225,000
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,124,800
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,883,366
La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	485	534,164
Lakeland, FL, 5.00%, 10/1/25	635	753,358
Lakeland, FL, 5.00%, 10/1/28	1,500	1,765,035
Lakeland, FL, 5.00%, 10/1/30	1,000	1,172,940
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	700	469,056
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,828,144
Maine, 5.00%, 6/1/25	2,500	3,002,875
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	233,666
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	354,813
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,192,620
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	616,728
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	153,988
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	229,757
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	400,088
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	851,396
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,036,662
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	842,170
Needham, MA, 4.00%, 8/1/32	1,165	1,364,926
New Hampshire, 4.00%, 12/1/33	2,285	2,661,157
New York, NY, 5.00%, 8/1/25	2,000	2,409,620
Oregon, 2.20%, 6/1/24	815	846,924
Oregon, 2.25%, 12/1/24	1,000	1,043,050
Oregon, 2.35%, 6/1/25	165	173,532
Oregon, 2.40%, 12/1/25	1,050	1,110,889
Oregon, 2.50%, 6/1/26	1,070	1,130,797
Oregon, 2.55%, 12/1/26	430	456,604
Oregon, (SPA: U.S. Bank, N.A.), 1.15%, 12/1/36(2)	5,000	5,000,000

Security	Principal Amount (000’s omitted)	Value
Pasadena, TX, 4.00%, 2/15/28	$500	$560,835
Pasadena, TX, 4.00%, 2/15/29	250	279,515
Pasadena, TX, 4.00%, 2/15/30	500	556,275
Pasadena, TX, 4.00%, 2/15/31	650	720,603
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	925,369
Pennsylvania, 4.00%, 6/1/30	5,000	5,285,900
Pennsylvania, 4.00%, 6/15/31	235	256,103
Pennsylvania, 5.00%, 7/1/24	490	572,232
Philadelphia, PA, 5.00%, 2/1/24	1,050	1,207,206
Philadelphia, PA, 5.00%, 2/1/26	1,150	1,390,269
Philadelphia, PA, 5.00%, 2/1/31	2,250	2,837,835
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,170,571
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,327,340
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	546,212
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	585,225
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	624,549
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	651,980
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	680,635
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	701,983
Romeo Community Schools, MI, 5.00%, 5/1/30	700	838,383
Romulus, MI, 4.00%, 11/1/31	250	279,610
Romulus, MI, 4.00%, 11/1/32	300	334,179
Romulus, MI, 4.00%, 11/1/33	250	277,598
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	571,465
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,955,712
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	635	718,020
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	120	135,398
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	339,219
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,367,620
South Texas College District, 5.00%, 8/15/30	1,295	1,466,316
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,304,732
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,237,170
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,108,697
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,236,400
Stamford, CT, 4.00%, 8/1/27	650	747,207
Sun Valley, ID, 5.00%, 9/15/25	755	916,442
Sun Valley, ID, 5.00%, 9/15/26	695	863,989
Texas, (SPA: State Street Bank and Trust Co.), 1.21%, 12/1/42(2)	7,040	7,040,000
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	633,785
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	548,699
Trussville, AL, 5.00%, 10/1/31	150	169,022
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	580,895
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	601,412
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	616,248
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	642,373
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	730,086
Washington, 5.00%, 8/1/28	1,485	1,821,159
Washington, 5.00%, 8/1/29	1,400	1,710,184
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	245,342

Security	Principal Amount (000’s omitted)	Value
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	$2,825	$3,245,614
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	827,385
Williamson County, TX, 5.00%, 2/15/28	300	345,276
York County, PA, 5.00%, 6/1/27	1,225	1,444,312

		$193,482,256

Hospital — 11.5%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$200	$214,798
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	296,765
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,453
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	941,640
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	41,715
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	1,800	2,162,862
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,432,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/35	3,000	3,631,320
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,907,250
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	178,553
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000	1,209,770
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,411,737
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,447,680
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	813,840
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	605,375
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,156,830
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,153,170
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,166,970
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	292,767
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	293,035
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	291,830
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,396,080
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,789,410
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,375,260
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.69%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(3)	5,000	5,012,550
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,159,870
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	673,718
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	633,149
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	601,970
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	291,993
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,519,548
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	586,135
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,633,635

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	$490	$573,388
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,184,740
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	551,105
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	561,950
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,503,118
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	868,256
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	475,336
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	621,100
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	617,355
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,198,460
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	857,948
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	855,316
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	630,282
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	845,985
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	116,760
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,183,470
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,192,980
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	1,140	1,163,347
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,322,183
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,206,760
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	285,103
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,899
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	350,337
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	600,610
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	726,425
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,970,393
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	410,595
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	403,250
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	363,813
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	247,513

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	$500	$601,875
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	477,556
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	476,488
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,955,095
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	481,576
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	650,767

		$80,125,812

Housing — 2.4%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$153,394
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,076,420
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	985	997,677
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/33	655	754,973
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/34	295	338,566
Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/35	440	502,185
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/33	525	605,131
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/34	240	275,443
Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/35	285	325,279
New York City Housing Development Corp., NY, 2.30%, 5/1/25	910	945,763
New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	908,115
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	832,564
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	445,387
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	195,356
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	232,348
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	207,078
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	237,532
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	147,510
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	116,062
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,080,570
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	114,915
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	507,547
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	965,592
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	999,985
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	265,417
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,758	1,917,802
Virginia Housing Development Authority, 2.55%, 5/1/27	630	654,778
Virginia Housing Development Authority, 3.80%, 12/1/35	785	853,232
Washington Housing Finance Commission, 2.25%, 6/1/25	105	109,408
Washington Housing Finance Commission, 2.30%, 12/1/25	130	135,780
Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,742

		$17,011,551

Insured-Education — 0.4%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,303,794
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,218,700

		$2,522,494

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.0%(4)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$119,259

		$119,259

Insured-General Obligations — 0.8%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,204,252
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,598,114
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	647,741
New Britain, CT, (BAM), 5.00%, 3/1/25	135	158,443
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,949
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	517,273
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	374,897
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	792,617

		$5,299,286

Insured-Lease Revenue/Certificates of Participation — 0.9%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,583,941
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,466,229
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	297,728
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,066
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	470,352
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	234,506
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	478,306
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	365,039
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	433,657
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	735,983
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	374,052

		$6,557,859

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$135,532
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	508,998

		$644,530

Insured-Transportation — 1.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$410,333
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	602,515
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	385,213
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	450,488
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,227,390
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,523,913
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	2,004,684
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,967,954
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	3,004,166

		$12,576,656

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$174,255
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	296,890

		$471,145

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 6.6%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,130,960
Broward County School Board, FL, 5.00%, 7/1/25	500	600,435
Broward County School Board, FL, 5.00%, 7/1/27	500	609,625
Broward County School Board, FL, 5.00%, 7/1/29	500	605,465
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,459,775
California Public Works Board, 5.00%, 11/1/29	1,000	1,228,770
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	609,700
Colorado Department of Transportation, 5.00%, 6/15/30	350	420,917
Colorado Department of Transportation, 5.00%, 6/15/31	310	371,699
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	589,355
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,725,580
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,705,990
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	240,616
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	151,100
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	631,109
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	667,584
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	697,691
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	719,553
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	743,350
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	514,132
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,077,325
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,822,561
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,788,663
Medina City School District, OH, 5.00%, 12/1/24	300	350,658
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,691,128
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,394,380
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	995,342
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,199,530
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,222,970
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,421,725
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,275,521
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,542,489
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	469,600
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	600,255
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,029,367
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,145,605
South Dakota Building Authority, 5.00%, 6/1/26	500	613,165
South Dakota Building Authority, 5.00%, 6/1/27	635	735,051
South Dakota Building Authority, 5.00%, 6/1/28	210	248,760
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	235,312
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	360	376,952
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,329,160

		$45,988,925

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 11.6%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,035,338
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	795,342
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	931,378
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	871,393
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.622%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	2,500	2,501,725
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,198,570
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,195,230
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	977,468
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	757,082
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	601,560
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	184,125
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,511,150
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,550,100
Kentucky Public Energy Authority, Gas Supply Revenue, 2.481%, (67% of 1 mo. USD LIBOR + 1.12%), 6/1/25 (Put Date), 12/1/49(3)	10,000	9,960,200
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	400	458,948
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	250	286,233
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32	365	417,144
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33	300	341,640
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34	475	540,198
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,950,415
Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	3,016,748
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	607,560
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	332,021
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,806,150
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	1,000	1,081,410
Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,178,710
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,498,740
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/27	200	254,656
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/28	250	324,713
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	325	429,114
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/31	250	327,358
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/32	550	716,985
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/33	300	390,450
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/34	300	388,392
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/35	700	903,350
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,330,035
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,014,030
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	411,534
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	12,000	13,827,120

Security	Principal Amount (000’s omitted)	Value
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	$5,000	$5,517,500
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,610,109
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,977,600
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,185,000

		$81,194,524

Senior Living/Life Care — 2.4%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,514,975
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	183,128
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,743,677
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	997,255
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	57,288
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	1,035,525
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	118,151
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	646,688
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,189,091
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	268,082
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	291,252
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	242,699
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,047,560
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	660,252
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	698,898
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	231,664
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	288,867
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	172,514
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	114,563
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,253,978
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,900
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	141,629
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	253,381
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	235,360

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	$675	$791,910
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	282,710
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	461,612
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	575,670

		$16,555,279

Special Tax Revenue — 3.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$119,623
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,229,380
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	613,190
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	298,755
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,252,898
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,086,615
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,142,290
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,072,586
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	880,280
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,317,600
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	529,502
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,141,640
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,000	6,022,800
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,375,402
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,300	1,520,272
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,468
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	164,930
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,226,450

		$22,112,681

Transportation — 14.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,059,250
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,388,430
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,037,760
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,955,286
Central Florida Expressway Authority, 4.00%, 7/1/35	5,350	5,991,358
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,204,700
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	175,136
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	174,779
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	580,640
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,157,630
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	144,155
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,607,865
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,787,729
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,232,310
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,227,170
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,140,022
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,445,290

Security	Principal Amount (000’s omitted)	Value
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	$1,240	$1,521,914
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,634,915
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	767,864
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,995,856
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,533,335
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	583,365
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,164,080
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	870,450
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	775,476
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	208,331
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	410,392
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	291,565
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	559,520
Massachusetts Department of Transportation, 5.00%, 1/1/30	5,000	6,340,950
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,834,980
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	453,915
Metropolitan Transportation Authority, NY, 2.181%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(3)	6,625	6,692,376
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	3,037,784
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	182,867
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,651,780
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/29	550	645,128
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/30	400	467,560
Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.70%), 12/1/23(3)	5,000	5,040,200
Port Authority of New York and New Jersey, 5.00%, 9/1/34	3,595	4,603,613
Port of Seattle, WA, 5.00%, 3/1/25	150	175,214
Port of Seattle, WA, 5.00%, 3/1/27	250	290,762
Port of Seattle, WA, 5.00%, 3/1/29	250	289,713
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,702,526
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	375,102
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	822,056
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	744,912
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	650	805,109
Texas Transportation Commission, 5.00%, 4/1/33	50	57,376
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	608,820
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	285,215
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,662,089
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,247,416
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,996,928
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	808,815

		$97,449,779

Water and Sewer — 4.8%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$362,445
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,258
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	117,871
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,783,110
King County, WA, Sewer Revenue, 4.00%, 7/1/33	5,000	5,460,300

Security	Principal Amount (000’s omitted)	Value
Los Angeles, CA, Wastewater System Revenue, (LOC: The Toronto-Dominion Bank), 0.80%, 6/1/32(2)	$5,500	$5,500,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	663,734
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,133,460
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,135,665
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	737,520
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	610,405
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.30%, 6/15/50(1)	5,000	5,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.35%, 6/15/50(1)	5,000	5,000,000
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	678,426
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	754,561
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,206,460
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	617,804
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	588,740
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	607,222
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	657,426

		$33,751,407

Total Tax-Exempt Investments — 95.4% (identified cost $633,020,837)		$665,053,992

Other Assets, Less Liabilities — 4.6%		$31,826,101

Net Assets — 100.0%		$696,880,093

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 2.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(4)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$665,053,992	$—	$665,053,992
Total Investments	$—	$665,053,992	$—	$665,053,992

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.